Comparative Information	12 Months Ended
Dec. 31, 2017
Comparative Information [Abstract]
COMPARATIVE INFORMATION	33. COMPARATIVE INFORMATION These financial statements contain certain reclassifications of prior period amounts to be consistent with the current period presentation, with no effect on net income.